Destiny Tech100 Inc.
Schedule of Investments
As of September 30, 2025

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Common Stocks at fair value 1.64%
	Financial Technology 1.64%
60,250	Chime Financial Inc. (a)(c)	12/30/21	$5,150,748	$1,215,243
36,924	Klarna Bank AB (a)(c)	03/16/22	4,657,660	1,353,265
36,924	Klarna Bank AB Class B Shares (a)(b)(c)	09/10/25	-	-
	Total Common Stocks		9,808,408	2,568,508

	Private Investments, at fair value 54.81%
	Common Stocks 9.78%
	Education Services 1.01%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/21	3,000,018	1,592,040

	Enterprise Software 1.36%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/30/21	2,609,219	355,540
110,234	SuperHuman Platform, Inc. (a)(b)(c)	06/25/21	2,999,996	1,779,177
			5,609,215	2,134,717
	Financial Technology 7.19%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/21	2,999,977	1,251,500
55,555	Public Holdings, Inc. (a)(b)(c)	07/22/21	999,990	364,996
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/08/21	5,275,185	9,718,886
			9,275,152	11,335,382
	Social Media 0.17%
1,069	Discord, Inc. (a)(b)(c)	03/01/22	724,942	272,841

	Supply Chain/Logistics 0.05%
26,000	Flexport, Inc. (a)(b)(c)	03/29/22	520,000	85,020
	Total Common Stocks		19,129,327	15,420,000

	Convertible Notes 0.77%
	Aviation/Aerospace 0.77%
$2,000,000	Boom Technology, Inc., 5.00% 12/31/2030 (b)(c)(d)	02/18/22	2,000,000	1,210,000
	Total Convertible Notes		2,000,000	1,210,000

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of September 30, 2025

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Preferred Stocks 6.59%
	Aviation/Aerospace 2.87%
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	01/18/23	$1,499,929	$1,321,550
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	12/22/21	3,179,754	3,202,590
			4,679,683	4,524,140

	Financial Technology 3.46%
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	04/05/22	749,997	449,290
102,606	Payward, Inc. - Series C Preferred Stock (a)(b)(c)	09/10/25	4,999,990	4,999,990
			5,749,987	5,449,280
	Food Products 0.05%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	06/17/22	1,272,986	78,000

	Social Media 0.21%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	03/01/22	889,055	334,607
	Total Preferred Stocks		12,591,711	10,386,027

Units
	Special Purpose Vehicles* 37.66%
	Artificial Intelligence 5.49%
11,236	DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units) (a)(b)(c)(g)		2,010,008	8,650,484

	Aviation/Aerospace 24.24%
135,135	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock) (a)(b)(c)(g)(i)		10,009,990	28,548,620
42,857	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock) (a)(b)(c)(g)(h)		3,419,945	8,478,400
887	MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock) (a)(c)(f)(j)		1,659,996	1,170,055
			15,089,931	38,197,075
	Financial Technology 6.46%
49,075	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock) (a)(b)(c)(e)		3,478,813	2,319,775
1,540	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock) (a)(b)(c)(e)		1,110,340	382,213
N/A	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock) (a)(b)(c)(f)		4,130,298	1,284,377
306,480	Lemonade 18, LLC (invested in Monzo Bank Ltd. F Ordinary Shares) (a)(b)(c)(f)		6,201,580	6,201,581
N/A	Rhenium Bolt 2021, LLC (a)(b)(c)(k)	03/08/22	1,918,173	-
			16,839,204	10,187,946
	Food Products 0.08%
N/A	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock) (a)(b)(c)(f)	11/04/21	2,098,940	124,172

	Gaming/Entertainment 1.39%
4,946	MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock) (a)(b)(c)(f)		6,998,590	2,197,607
	Total Special Purpose Vehicles		43,036,673	59,357,284

	Total Private Investments			$86,373,311

	Short-Term Investments 40.85%
	Money Market 40.85%
64,387,929	First American Treasury Obligations, Class X, 4.02% (l)	05/08/23	64,387,929	64,387,929
	Total Short-Term Investments		64,387,929	64,387,929

	Total Investments, at fair value — 97.29% (Cost $150,954,048)			$153,329,748
	Other Assets Less Liabilities 2.71%			4,264,435
	Net Assets - 100.00%			$157,594,183

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of September 30, 2025
			Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 92.78%
	Common Stocks		$19,004,890	$6,916,357
	Convertible Notes		2,000,000	1,210,000
	Preferred Stocks		12,591,711	10,386,027
	Special Purpose Vehicles		43,036,673	59,357,284
	Money Market		64,387,929	64,387,929
	Total United States		$141,021,203	$142,257,597

	United Kingdom 7.22%
	Common Stocks		9,932,845	11,072,151
	Total United Kingdom		$9,932,845	$11,072,151

* Special Purpose Vehicles (“SPVs”) are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7).

(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs.
(c) Restricted investments as to resale.
(d) PIK interest is included in the fair value of the investment.
(e) Investment is a SPV that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund's net assets.

(f) The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(g)The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.

(h) The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
(i) The SPV has invested through multiple underlying SPVs, some of which have more than one layer, resulting in the related economic exposure to the Fund.
(j) Valued using net asset value as practical expedient.
(k) During the year ended December 31, 2024 the SPV disposed of the underlying asset. As of September 30, 2025 the SPV does not hold any underlying assets.
(l) Rate disclosed is the seven-day effective yield as of September 30, 2025.
LLC - Limited Liability Company
Ltd. - Limited

(1)    Restricted securities (Unaudited)

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of September 30, 2025, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on September 30, 2025 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/21	$2,609,219	$355,540	0.23%
Axiom Space, Inc. Series C Preferred Stock	01/18/23	1,499,929	1,321,550	0.84
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/21	3,179,754	3,202,590	2.03
Boom Technology, Inc., 5.00% 12/31/2030	02/18/22	2,000,000	1,210,000	0.77
CElegans Labs, Inc.	11/23/21	2,999,977	1,251,500	0.79
Chime Financial Inc.	12/30/21	5,150,748	1,215,243	0.77
ClassDojo, Inc.	11/19/21	3,000,018	1,592,040	1.01
Discord, Inc.	03/01/22	724,942	272,841	0.17
Discord, Inc. - Series G Preferred Stock	03/01/22	889,055	334,607	0.21
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/23	2,010,008	8,650,484	5.49
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	06/27/22	10,009,990	28,548,620	18.12
Flexport, Inc.	03/29/22	520,000	85,020	0.05
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	01/10/22	3,478,813	2,319,775	1.47
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	02/15/22	1,110,340	382,213	0.24
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	03/02/22	4,130,298	1,284,377	0.81
Impossible Foods, Inc. - Series A Preferred Stock	06/17/22	1,272,986	78,000	0.05
Jeeves, Inc. - Series C Preferred Stock	04/05/22	749,997	449,290	0.29
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/04/21	2,098,940	124,172	0.08
Klarna Bank AB	03/16/22	4,657,660	1,353,265	0.86
Klarna Bank AB Class B Shares	09/10/25	-	-	0.00
Lemonade 18, LLC (invested in Monzo Bank Ltd. F Ordinary Shares)	09/23/25	6,201,580	6,201,581	3.94
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/21	1,659,996	1,170,055	0.74
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	06/08/22	3,419,945	8,478,400	5.38
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/21	6,998,590	2,197,607	1.39
Payward, Inc. - Series C Preferred Stock	09/10/25	4,999,990	4,999,990	3.17
Public Holdings, Inc.	07/22/21	999,990	364,996	0.23
Revolut Group Holdings Ltd.	12/08/21	5,275,185	9,718,886	6.17
Rhenium Bolt 2021, LLC	03/08/22	1,918,173	-	0.00
SuperHuman Platform, Inc.	06/25/21	2,999,996	1,779,177	1.13
Total Investments		$86,566,119	$88,941,819	56.43%